Organization and Principal Activities - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2016 CNY (¥) Customer	Dec. 31, 2015 Customer
Variable Interest Entity [Line Items]
Number of major customer	During the year ended December 31, 2015, 2016 and 2017, the Group derived over 75% of its revenue from sales of exclusively designed and manufactured smart wearable devices to one customer who is controlled by one of its shareholders.
Number of major customers | Customer	1	1	1
Anhui Huami and Beijing Huami
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Anhui Huami and Beijing Huami | Mr. Huang
Variable Interest Entity [Line Items]
Percentage of common shares held	39.40%
Beijing Shun Yuan Kai Hua Technology Company Limited
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Beijing Shun Yuan Kai Hua Technology Company Limited | Anhui Huami Intelligent Technology Company Limited | Eliminations
Variable Interest Entity [Line Items]
Intercompany payable | ¥	¥ 44,420	¥ 71,969
Customer Concentration Risk | Sales Revenue Net | Minimum
Variable Interest Entity [Line Items]
Concentration risk, percentage	75.00%	75.00%	75.00%